Common Stock And Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	May 02, 2013	Feb. 28, 2013	Dec. 31, 2012
Common stock, shares outstanding	456,670,424					430,718,293
Equity distribution agreement amount	$ 395			$ 400
Ability to issuance of additional common stock under equity distribution agreement	5
Dividend per share	$ 0.455	$ 0.455	$ 0.455		$ 0.455
Debt covenant ratio of total consolidated debt to total consolidated capitalization percentage	65.00%
Retained earnings maintained as equity	7,400
Percentage of equity for capital structure to be maintained	52.00%
Fees and Commissions	4
Common stock	9,550					8,428
Equity Contract [Member]
Common stock shares issued	11,000,000
Common stock	455
Underwritten Public Offering [Member]
Common stock shares issued	7,000,000
Common stock	300
Four Zero One K Plan D R S P P Shared Based Compensation Plans [Member]
Common stock shares issued	8,000,000
Common stock	290
May 2, 2013 Equity Contract [Member]
Fees and Commissions	3
Utility [Member]
Net restricted assets for revolving credit facility ratio requirement	7,700
Net restricted assets for equity component requirement	14,600
Restricted reinvested earnings	$ 493